Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 15,864,773	$ 19,433,945	$ 14,151,516
Cost of revenues
Total cost of revenues		(6,952,560)	(10,921,753)	(7,794,852)
Gross Profit		8,912,213	8,512,192	6,356,664
Operating Expenses
Selling and marketing expenses		(4,010,382)	(6,710,757)	(2,099,968)
General and administrative expenses		(4,989,784)	(6,697,309)	(6,799,634)
Research and development expenses		(252,451)	(514,411)	(411,524)
Loss from disposal of property and equipment		(863)	(1,719,442)
Impairment of goodwill			(5,617,865)
Impairment of intangible assets			(536,206)
Total Operating Expenses		(9,253,480)	(21,795,990)	(9,311,126)
Loss from Operations		(341,267)	(13,283,798)	(2,954,462)
Interest income, net		243,008	237,054	142,014
Other income, net		160,015	1,069,745	262,442
Income (Loss) Before Income Taxes		61,756	(11,976,999)	(2,550,006)
Income tax (expenses) benefits		(335,169)	669,760	(272,313)
Net Loss		(273,413)	(11,307,239)	(2,822,319)
Net loss attributable to noncontrolling interests		(369,816)	(28,672)	(118,572)
Net Loss Attributable to Zhongchao Inc.’s shareholders		(643,229)	(11,335,911)	(2,940,891)
Other Comprehensive Loss
Foreign currency translation adjustment		(561,618)	(809,403)	(1,715,262)
Comprehensive Loss		(835,031)	(12,116,642)	(4,537,581)
Total comprehensive (loss) income attributable to noncontrolling interests		(281,757)	59,654	(112,139)
Total Comprehensive Loss Attributable to Zhongchao Inc.’s Shareholders		$ (1,116,788)	$ (12,056,988)	$ (4,649,720)
Weighted Average Number of Ordinary Share Outstanding*
Weighted Average Number of Ordinary Share Outstanding Basic (in Shares)	[1]	5,205,425	2,603,354	2,599,776
Weighted Average Number of Ordinary Share Outstanding Diluted (in Shares)	[1]	5,205,425	2,603,354	2,599,776
Loss per Share
Loss per Share Basic (in Dollars per share)		$ (0.12)	$ (4.35)	$ (1.13)
Loss per Share Diluted (in Dollars per share)		$ (0.12)	$ (4.35)	$ (1.13)
Service
Revenues
Total revenues		$ 13,712,964	$ 10,406,734	$ 12,935,420
Cost of revenues
Total cost of revenues		(5,510,088)	(5,162,425)	(7,166,871)
Product
Revenues
Total revenues		2,151,809	9,027,211	1,216,096
Cost of revenues
Total cost of revenues		$ (1,442,472)	$ (5,759,328)	$ (627,981)

[1]	Retrospectively restated for the effect of share consolidation (see Note 18).